Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) creditFacility	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($) creditFacility
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted debt-to-EBITDA ratio	2
Number of credit facilities | creditFacility	2		2
Borrowings		$ 4,162	$ 6,255
Debt-to-capitalization ratio, maximum	0.6		0.6
Actual debt-to-EBITDA ratio	270.00%	110.00%
Actual net debt-to-capitalization ratio	0.24	0.15	0.24
Revolving Credit Facility Due November 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity	$ 4,000,000,000.0
Borrowings	262,000,000
Notes issued
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity	$ 1,000,000,000.0